Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
35	SUBSEQUENT EVENTS

The Company evaluated all events and transactions from June 30, 2026, up through October 6, 2026, which is the date that these unaudited interim condensed consolidated financial statements are available to be issued, other than the events disclosed below, there are not any material subsequent events that require in the consolidated financial statements.

●	On July 13, 2026, the share pledge over 846 (1,522,288 ordinary shares prior to the 1 to 30 & 1 to 60 reverse share splits) ordinary shares issued to various investors pursuant to the friendly loan agreement was cancelled following the full repayment of the friendly loan.

●	During July 15, 2026, until August 20, 2026, 467,081 (7,006,211 prior to 1 to 15 reverse share split) and on August 27, 2026, 170,851 ordinary shares were issued to Alumni Capital LP, pursuant to securities purchase agreement in which Alumni could purchase convertible notes (“Convertible Notes”).

●	During July 21, 2026, until July 31, 2026, 80,068 (1,201,025 prior to 1 to 15 reverse share split) and on August 31, 2026, until September 11, 2026, 147,889 ordinary shares were issued to Esousa Group Holdings LLC, in aggregate, to pursue the settlement agreement signed with Esousa Group Holdings LLC.

●	During July 28, 2026, until August 11, 2026, 205,333 (3,080,000 prior to 1 to 15 reverse share split) and on September 24, 2026, 203,340 ordinary shares were issued to various investors for US$0.20 to US$4.00 per share prior to 1 to 15 reverse share split.

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On June 2, 2026, the Company entered into a Share Sale Agreement with Hong Kong Fine Technology Co. Limited to acquire a 70% equity interest in PT Fine Carbon Credit Indonesia, an Indonesian company associated with approximately 241,000 hectares of forest assets intended for carbon credit development. The purchase consideration comprises the issuance of 75,000,000 ordinary shares of the Company, which were issued on June 17, 2026 to Hong Kong Fine Technology Co. Limited and two other designated shareholders in consideration for the acquisition.

The acquisition of the 70% equity interest in PT Fine Carbon Credit Indonesia was completed on August 6, 2026.